Mandatorily Redeemable Preferred Stock and Preferred Equity Interest (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Accumulated Preferred Dividends			$ 123,929,000	$ 101,072,000
Repurchase of Redeemable Preferred Stock and Preferred Equity Interests	259,321,000	0
Accumulated preferred dividends (in dollars per share)			$ 971.99	$ 792.72
Preferred stock, shares authorized	75,000,000
Preferred stock, par value	$ 0.01
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Preferred Class B [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock, shares authorized			51,721	51,721
Preferred stock, par value			$ 0.01	$ 0.01
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Preferred Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Shares Authorized			77,500	77,500
Par Value			$ 0.01	$ 0.01
Shares Issued			77,500	77,500
Shares Outstanding			77,500	77,500
Value Outstanding			77,500,000	77,500,000
Dividend Rate			10.00%
Accumulated Preferred Dividends	80,127,000
Repurchase of Redeemable Preferred Stock and Preferred Equity Interests	157,627,000
Liquidation preference per share			$ 1,971.99	$ 1,792.72
Carrying value per share			$ 1,971.99	$ 1,792.72
Redemption value per share			$ 1,971.99	$ 1,792.72
Preferred Equity Interest units [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Shares Issued			50,000
Shares Outstanding			50,000
Value Outstanding			50,000,000
Dividend Rate			10.00%
Accumulated Preferred Dividends	51,694,000
Repurchase of Redeemable Preferred Stock and Preferred Equity Interests	$ 101,694,000